Consolidated Statement of Changes in Equity - USD ($) $ in Millions	Total	General Partner	Common Units Limited Partners	Class B Units Limited Partners	Class D Units Limited Partners	Accumulated Other Comprehensive Income (Loss)	Noncontrolling Interests	Total Partners' Equity
Beginning Balance at Dec. 31, 2014	$ 28,685	$ 9,214	$ 10,367	$ 0	$ 1,011	$ 2	$ 8,091	$ 20,594
Net income (loss)	(1,358)	590	(1,988)	(52)	1	0	91	(1,449)
Other comprehensive income (loss)	(174)	0	0	0	0	(174)	0	(174)
Contributions from The Williams Companies, Inc.- net	20	(6,573)	12,254	823	0	0	(6,484)	6,504
Sales of common units (Note 1)	59	0	59	0	0	0	0	59
Distributions to partners	(2,686)	(691)	(1,995)	0	0	0	0	(2,686)
Amortization of beneficial conversion feature of Class D units (Note 4)	0	0	(68)	0	68	0	0	0
Contributions from general partner	14	14	0	0	0	0	0	14
Conversion of Class D units to common units (Note 4)	0	0	1,080	0	(1,080)	0	0	0
Contributions from noncontrolling interests	111	0	0	0	0	0	111	0
Distributions to noncontrolling interests	(87)	0	0	0	0	0	(87)	0
Other	22	(2)	21	0	0	0	3	19
Net increase (decrease) in equity	(4,079)	(6,662)	9,363	771	(1,011)	(174)	(6,366)	2,287
Ending Balance at Dec. 31, 2015	24,606	2,552	19,730	771	0	(172)	1,725	22,881
Net income (loss)	519	490	(57)	(2)	0	0	88	431
Other comprehensive income (loss)	171	0	0	0	0	171	0	171
Noncash consideration from The Williams Companies, Inc. (Note 2)	(150)	(150)	0	0	0	0	0	(150)
Sales of common units (Note 1)	624	0	624	0	0	0	0	624
Distributions to partners	(2,540)	(533)	(2,007)	0	0	0	0	(2,540)
Contributions from general partner	26	26	0	0	0	0	0	26
Contributions from noncontrolling interests	29	0	0	0	0	0	29	0
Distributions to noncontrolling interests	(92)	0	0	0	0	0	(92)	0
Other	10	0	10	0	0	0	0	10
Net increase (decrease) in equity	(1,403)	(167)	(1,430)	(2)	0	171	25	(1,428)
Ending Balance at Dec. 31, 2016	23,203	2,385	18,300	769	0	(1)	1,750	21,453
Net income (loss)	975	0	856	15	0	0	104	871
Other comprehensive income (loss)	(4)	0	0	0	0	(4)	0	(4)
Conversion to noneconomic general partner interest (Note 1)	0	(2,385)	2,385	0	0	0	0	0
Distributions to The Williams Companies, Inc. - net	(3)	0	(3)	0	0	0	0	(3)
Sales of common units (Note 1)	2,245	0	2,245	0	0	0	0	2,245
Distributions to partners	(2,532)	0	(2,532)	0	0	0	0	(2,532)
Contributions from noncontrolling interests	17	0	0	0	0	0	17	0
Distributions to noncontrolling interests	(212)	0	0	0	0	0	(212)	0
Net increase (decrease) in equity	486	(2,385)	2,951	15	0	(4)	(91)	577
Ending Balance at Dec. 31, 2017	$ 23,689	$ 0	$ 21,251	$ 784	$ 0	$ (5)	$ 1,659	$ 22,030